Expense Example	Sep. 09, 2025 USD ($)
Defiance Leveraged Long + Income CRCL ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income CRWV ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income GLXY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income Magnificent Seven ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income Nasdaq 100 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income S&P 500 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income Ethereum ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income Bitcoin ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	$ 477